UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 94.96%
	Consumer Discretionary - 12.87%
	Auto Components - 3.08%
277,848	BorgWarner, Inc.	15,792,880
163,671	Gentherm Inc. (a)	8,987,175
		24,780,055
	Distributors - 1.64%
434,600	LKQ Corp. (a)	13,144,477

	Diversified Consumer Services - 1.15%
254,626	ServiceMaster Global Holdings Inc. (a)	9,209,823

	Internet & Catalog Retail - 1.22%
89,825	Expedia, Inc.	9,822,364

	Internet Software & Services - 0.99%
510,574	Pandora Media Inc. (a)	7,934,320

	Media - 1.88%
407,127	Lions Gate Entertainment Corp. (b)	15,084,055

	Specialty Retail - 1.90%
185,400	Williams-Sonoma, Inc.	15,252,858

	Textiles, Apparel & Luxury Goods - 1.01%
124,000	lululemon athletica, Inc. (a)	8,097,200
	Total Consumer Discretionary (Cost $79,062,281)	103,325,152

	Consumer Staples - 4.32%
	Food & Staples Retailing - 4.32%
198,500	CVS Health Corp.	20,818,680
351,700	Whole Foods Market, Inc.	13,871,048
	Total Consumer Staples (Cost $32,795,213)	34,689,728

	Energy - 3.46%
	Energy Equipment & Services - 3.46%
227,200	Baker Hughes, Inc.	14,018,240
678,413	Forum Energy Technologies Inc. (a)	13,758,216
	Total Energy (Cost $24,413,846)	27,776,456

	Financials - 2.37%
	Capital Markets - 0.64%
48,410	Financial Engines Inc.	2,056,457
139,370	WisdomTree Investments, Inc.	3,061,262
		5,117,719

	Diversified Financial Services - 1.73%
62,100	Intercontinental Exchange Group, Inc.	13,886,181
	Total Financials (Cost $13,855,581)	19,003,900

	Health Care - 21.38%
	Biotechnology - 3.58%
38,784	Alnylam Pharmaceuticals Inc. (a)	4,649,038
222,100	Cepheid, Inc. (a)	13,581,415
78,897	KYTHERA Biopharmaceuticals, Inc. (a)	5,941,733
149,400	Sarepta Therapeutics, Inc. (a)	4,546,242
		28,718,428
	Health Care Equipment & Supplies - 8.95%
1,428,400	Accuray Inc. (a)	9,627,416
240,657	Align Technology, Inc. (a)	15,091,601
119,122	Baxter International Inc.	8,330,201
71,900	Edwards Lifesciences Corp. (a)	10,240,717
469,400	Endologix, Inc. (a)	7,200,596
30,350	Glaukos Corp. (a)	879,543
191,485	Inogen Inc. (a)	8,540,231
190,185	Nevro Corp. (a)	10,222,444
127,320	Oxford Immunotec Global PLC (a)(b)	1,763,382
		71,896,131
	Health Care Technology - 1.78%
124,725	athenahealth Inc. (a)	14,290,990

	Life Sciences Tools & Services - 2.72%
250,200	Agilent Technologies, Inc.	9,652,716
173,300	Charles River Laboratories International, Inc. (a)	12,189,922
		21,842,638
	Pharmaceuticals - 4.35%
192,500	Akorn, Inc. (a)	8,404,550
603,200	The Medicines Co. (a)	17,257,552
50,000	Perrigo Co. PLC (b)	9,241,500
		34,903,602
	Total Health Care (Cost $118,680,940)	171,651,789

	Industrials - 20.88%
	Aerospace & Defense - 1.90%
306,800	Hexcel Corp.	15,260,232

	Commercial Services & Supplies - 1.33%
79,405	Stericycle, Inc. (a)	10,633,124

	Construction & Engineering - 1.27%
353,600	Quanta Services, Inc. (a)	10,190,752

	Electrical Equipment - 5.11%
51,610	Acuity Brands, Inc.	9,288,768
211,800	AMETEK, Inc.	11,602,404
85,540	Rockwell Automation, Inc.	10,661,705
54,700	Roper Industries, Inc.	9,433,562
		40,986,439

	Machinery - 6.11%
439,839	Chart Industries, Inc. (a)	15,724,244
134,312	CLARCOR, Inc.	8,359,579
109,400	Pall Corp.	13,614,830
97,800	Parker-Hannifin Corp.	11,377,074
		49,075,727
	Professional Services - 5.16%
116,690	IHS Inc. - Class A (a)	15,009,835
280,778	Nielsen NV. (b)	12,570,431
190,658	Verisk Analytics, Inc - Class A (a)	13,872,276
		41,452,542
	Total Industrials (Cost $141,722,266)	167,598,816

	Information Technology - 21.27%
	Communications Equipment - 4.05%
103,575	F5 Networks, Inc. (a)	12,465,251
436,000	Juniper Networks, Inc.	11,322,920
140,100	QUALCOMM, Inc.	8,774,463
		32,562,634
	Electronic Equipment, Instruments & Components - 0.66%
181,505	National Instruments Corp.	5,347,137

	Internet Software & Services - 4.69%
95,013	Akamai Technologies, Inc. (a)	6,633,808
186,875	Facebook Inc. - Class A (a)	16,027,334
27,800	Google Inc. - Class A (a)	15,013,112
		37,674,254
	IT Services - 1.26%
272,645	Teradata Corp. (a)	10,087,865

	Semiconductors & Semiconductor Equipment - 0.38%
152,575	Semtech Corp. (a)	3,028,614

	Software - 5.47%
162,570	ACI Worldwide, Inc. (a)	3,994,345
27,100	ANSYS, Inc. (a)	2,472,604
167,655	Aspen Technology, Inc. (a)	7,636,685
77,035	BroadSoft Inc. (a)	2,663,100
90,331	Citrix Systems, Inc. (a)	6,337,623
210,210	Fortinet Inc. (a)	8,687,979
159,400	Red Hat, Inc. (a)	12,103,242
		43,895,578
	Technology Hardware, Storage & Peripherals - 4.76%
195,300	Apple Inc.	24,495,503
519,500	EMC Corp.	13,709,605
		38,205,108
	Total Information Technology (Cost $117,654,602)	170,801,190

	Materials - 8.41%
	Chemicals - 7.51%
114,135	Airgas, Inc.	12,073,200
103,100	Ecolab Inc.	11,657,517
195,509	FMC Corp.	10,273,998
23,300	International Flavors & Fragrances Inc.	2,546,457
123,600	Monsanto Co.	13,174,524
88,565	Praxair, Inc.	10,587,946
		60,313,642
	Metals & Mining - 0.90%
239,900	Allegheny Technologies, Inc.	7,244,980
	Total Materials (Cost $61,246,174)	67,558,622

	TOTAL COMMON STOCKS (Cost $589,430,903)	762,405,653

	REITS - 1.45%
	Financials - 1.45%
	Real Estate Investment Trusts (REITs) - 1.45%
45,789	Equinix Inc.	11,630,406
	Total Financials (Cost $7,737,477)	11,630,406

	TOTAL REITS (Cost $7,737,477)	11,630,406

	SHORT TERM INVESTMENT - 6.61%
	Investment Company - 6.61%
53,092,773	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	53,092,773
	Total Investment Company	53,092,773

	TOTAL SHORT TERM INVESTMENT (Cost $53,092,773)	53,092,773

	Total Investments (Cost ($650,261,153) - 103.02%	827,128,832
	Liabilities in Excess of Other Assets - (3.02)%	(24,274,763)
	TOTAL NET ASSETS - 100.00%	$802,854,069

	PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $38,659,368 (4.82% of net assets) at June 30, 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	650,261,153
	Gross unrealized appreciation	185,127,957
	Gross unrealized depreciation	(8,260,278)
	Net unrealized appreciation	176,867,679

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.75%
	Consumer Discretionary - 11.17%
	Automobiles - 1.86%
20,500	General Motors Co.	683,265

	Hotels, Restaurants & Leisure - 3.14%
9,050	Carnival Corp. (b)	446,979
5,950	Cedar Fair, L.P.	324,215
5,150	Marriott International, Inc. - Class A	383,109
		1,154,303
	Media - 4.23%
6,600	Comcast Corp. - Class A	396,924
16,800	MDC Partners Inc. - Class A (b)	330,960
4,000	The Walt Disney Co.	456,560
11,400	Twenty-First Centy Fox, Inc.	371,013
		1,555,457
	Specialty Retail - 1.94%
6,450	Foot Locker, Inc.	432,215
7,300	The Gap, Inc.	278,641
		710,856
	Total Consumer Discretionary (Cost $3,689,970)	4,103,881

	Consumer Staples - 9.09%
	Beverages - 1.00%
9,350	The Coca Cola Co.	366,801

	Food Products - 5.76%
6,700	General Mills, Inc.	373,324
4,900	Kraft Foods Group, Inc. - Class A	417,186
5,700	Mccormick & Co, Inc.	461,415
11,150	Pinnacle Foods Inc.	507,771
8,500	Unilever N.V. NY Shares - ADR (b)	355,640
		2,115,336
	Household Products - 2.33%
3,600	The Clorox Co.	374,472
6,150	The Procter & Gamble Co.	481,176
		855,648
	Total Consumer Staples (Cost $2,613,700)	3,337,785

	Energy - 12.27%
	Energy Equipment & Services - 1.77%
4,250	Baker Hughes, Inc.	262,225
13,000	RPC, Inc.	179,790
2,400	Schlumberger Ltd. (b)	206,856
		648,871

	Oil, Gas & Consumable Fuels - 10.50%
22,400	Columbia Pipeline Partners LP	564,480
9,150	Dominion Midstream Partners, LP	350,536
12,400	EQT GP Holdings LP (a)	421,476
5,325	EQT Midstream Partners LP	434,201
7,400	Exxon Mobil Corp.	615,680
14,000	PennTex Midstream Partners LP (a)	271,460
26,750	Rice Midstream Partners LP	464,380
8,100	Shell Midstream Partners LP	369,765
11,350	Tallgrass Energy GP LP (a)	364,903
		3,856,881
	Total Energy (Cost $3,888,607)	4,505,752

	Financials - 15.52%
	Capital Markets - 1.79%
850	BlackRock, Inc.	294,083
7,850	LPL Financial Holdings, Inc.	364,946
		659,029
	Commercial Banks - 2.67%
8,600	BB&T Corp.	346,666
11,250	Wells Fargo & Co.	632,700
		979,366
	Consumer Finance - 1.64%
6,850	Capital One Financial Corp.	602,594

	Diversified Financial Services - 7.42%
4,550	American Express Co.	353,626
25,250	Bank of America Corp.	429,755
4,100	Berkshire Hathaway Inc. (a)	558,051
4,550	CME Group Inc.	423,423
8,250	JPMorgan Chase & Co.	559,020
4,000	McGraw Hill Financial, Inc.	401,800
		2,725,675
	Insurance - 2.00%
8,450	Arthur J. Gallagher & Co.	399,685
5,950	MetLife, Inc.	333,141
		732,826
	Total Financials (Cost $5,041,007)	5,699,490

	Health Care - 13.65%
	Biotechnology - 2.83%
2,750	Amgen Inc.	422,180
500	Biogen Idec Inc. (a)	201,970
3,550	Gilead Sciences, Inc.	415,634
		1,039,784
	Health Care Equipment & Supplies - 0.79%
3,900	Medtronic, PLC (b)	288,990

	Health Care Providers & Services - 3.00%
2,150	Anthem, Inc.	352,901
4,950	Cardinal Health, Inc.	414,068
2,750	UnitedHealth Group Inc.	335,500
		1,102,469
	Pharmaceuticals - 7.03%
8,750	AbbVie Inc.	587,912
6,350	Johnson & Johnson	618,871
8,050	Merck & Co., Inc.	458,286
4,550	Novartis AG - ADR (b)	447,447
13,950	Pfizer Inc.	467,744
		2,580,260
	Total Health Care (Cost $4,297,577)	5,011,503

	Industrials - 8.26%
	Aerospace & Defense - 1.90%
2,500	The Boeing Co.	346,800
3,150	United Technologies Corp.	349,429
		696,229
	Airlines - 0.74%
6,650	Delta Air Lines, Inc.	273,182

	Commercial Services & Supplies - 1.72%
13,450	Pitney Bowes Inc.	279,895
7,600	Waste Management, Inc.	352,260
		632,155
	Industrial Conglomerates - 1.59%
22,050	General Electric Co.	585,869

	Professional Services - 1.19%
7,850	Robert Half International, Inc.	435,675

	Road & Rail - 1.12%
4,700	Norfolk Southern Corp.	410,592
	Total Industrials (Cost $2,672,629)	3,033,702

	Information Technology - 16.93%
	Communications Equipment - 2.09%
14,400	Cisco Systems, Inc.	395,424
5,900	QUALCOMM, Inc.	369,517
		764,941
	IT Services - 2.23%
8,350	Paychex, Inc.	391,448
6,350	Visa Inc. - Class A	426,403
		817,851
	Semiconductors & Semiconductor Equipment - 3.47%
5,600	Broadcom Corp. - Class A	288,344
19,750	Intel Corp.	600,696
7,500	Texas Instruments Inc.	386,325
		1,275,365

	Software - 4.11%
15,200	Activision Blizzard, Inc.	367,992
18,200	Microsoft Corp.	803,530
8,400	Oracle Corp.	338,520
		1,510,042
	Technology Hardware, Storage & Peripherals - 5.03%
12,070	Apple Inc.	1,513,880
12,650	EMC Corp.	333,833
		1,847,713
	Total Information Technology (Cost $4,953,812)	6,215,912

	Materials - 1.82%
	Chemicals - 1.10%
7,900	The Dow Chemical Co.	404,243

	Metals & Mining - 0.72%
8,700	Allegheny Technologies, Inc.	262,740
	Total Materials (Cost $673,035)	666,983

	Telecommunication Services - 2.06%
	Diversified Telecommunications - 2.06%
10,350	AT&T Inc.	367,632
8,350	Verizon Communications, Inc.	389,193
	Total Telecommunication Services (Cost $743,031)	756,825

	Utilities - 2.98%
	Electric Utilities - 0.83%
9,450	ITC Holdings Corp.	304,101

	Independent Power & Renewable Electricity Producers - 2.15%
18,415	Abengoa Yield plc (b)	576,758
4,900	NRG Yield, Inc. - Class A	107,751
4,900	NRG Yield, Inc. - Class C	107,261
		791,770
	Total Utilities (Cost $975,882)	1,095,871

	TOTAL COMMON STOCKS (Cost $29,549,250)	34,427,704

	SHORT TERM INVESTMENT - 5.30%
	Investment Company - 5.30%
1,947,414	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	1,947,414
	Total Investment Company	1,947,414

	TOTAL SHORT TERM INVESTMENT (Cost $1,947,414)	1,947,414

	Total Investments (Cost ($31,496,664) - 99.05%	36,375,118
	Other Assets in Excess of Liabilities - 0.95%	348,231
	TOTAL NET ASSETS - 100.00%	$36,723,349

	ADR — American Depositary Receipt
	PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,653,630 (7.23% of net assets) at June 30, 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	31,496,664
	Gross unrealized appreciation	5,301,132
	Gross unrealized depreciation	(422,678)
	Net unrealized appreciation	4,878,454

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 97.30%
	Consumer Discretionary - 16.98%
	Auto Components - 1.12%
110,000	Remy International, Inc.	2,432,100

	Hotels, Restaurants & Leisure - 4.98%
80,000	Fiesta Restaurant Group, Inc. (a)	4,000,000
55,000	Fogo De Chao, Inc. (a)	1,273,800
115,200	Kona Grill, Inc. (a)	2,236,032
273,100	Potbelly Corp. (a)	3,345,475
		10,855,307
	Media - 3.44%
81,900	MDC Partners Inc. - Class A (b)	1,613,430
84,300	Rentrak Corp. (a)	5,884,140
		7,497,570
	Specialty Retail - 4.76%
226,735	The Container Store Group, Inc. (a)	3,825,019
47,842	Sportsman's Warehouse Holdings, Inc (a)	543,964
422,901	The Tile Shop Holdings, Inc. (a)	6,000,965
		10,369,948
	Textiles, Apparel & Luxury Goods - 2.68%
66,700	Oxford Industries, Inc.	5,832,915
	Total Consumer Discretionary (Cost $33,675,272)	36,987,840

	Consumer Staples - 1.80%
	Food & Staples Retailing - 1.16%
118,642	Chefs' Warehouse Inc. (a)	2,519,956

	Food Products - 0.64%
201,975	Boulder Brands Inc. (a)	1,401,707
	Total Consumer Staples (Cost $3,707,591)	3,921,663

	Energy - 3.42%
	Energy Equipment & Services - 3.42%
38,200	CARBO Ceramics, Inc.	1,590,266
114,381	Natural Gas Services Group Inc. (a)	2,610,174
106,700	RigNet Inc. (a)	3,261,819
	Total Energy (Cost $7,928,252)	7,462,259

	Health Care - 16.13%
	Health Care Equipment & Supplies - 9.64%
620,800	Accuray Inc. (a)	4,184,192
118,500	EndoChoice Holdings, Inc. (a)	1,937,475
72,900	ICU Medical, Inc. (a)	6,973,614
75,300	Inogen Inc. (a)	3,358,380
95,675	Neogen Corp. (a)	4,538,822
		20,992,483
	Health Care Technology - 3.31%
191,503	Omnicell, Inc. (a)	7,221,578

	Pharmaceuticals - 3.18%
156,400	Aratana Therapeutics, Inc. (a)	2,364,768
159,300	Intersect ENT, Inc. (a)	4,560,759
		6,925,527
	Total Health Care (Cost $21,432,380)	35,139,588

	Industrials - 15.01%
	Building Products - 2.87%
119,000	Apogee Enterprises, Inc.	6,264,160

	Construction & Engineering - 2.47%
173,500	MYR Group Inc. (a)	5,371,560

	Electrical Equipment - 3.36%
84,873	Power Solutions International, Inc. (a)	4,584,839
114,100	Thermon Group Holdings Inc. (a)	2,746,387
		7,331,226
	Industrial Conglomerates - 0.55%
95,000	Boulevard Acquisition Corp. (a)	1,187,500

	Machinery - 2.00%
64,700	Proto Labs, Inc. (a)	4,365,956

	Professional Services - 3.76%
90,400	Exponent, Inc.	4,048,112
102,300	WageWorks, Inc. (a)	4,138,035
		8,186,147
	Total Industrials (Cost $21,691,975)	32,706,549

	Information Technology - 37.43%
	Communications Equipment - 1.29%
272,000	Ruckus Wireless Inc. (a)	2,812,480

	Electronic Equipment, Instruments & Components - 1.83%
85,514	FARO Technologies, Inc. (a)	3,993,504

	Internet Software & Services - 21.95%
40,425	Alarm.com Holdings, Inc (a)	621,737
386,800	Amber Road Inc. (a)	2,715,336
95,000	Appfolio, Inc. (a)	1,339,500
56,400	Benefitfocus, Inc. (a)	2,473,140
70,900	comScore Inc. (a)	3,776,134
90,700	Cornerstone OnDemand, Inc. (a)	3,156,360
84,405	Envestnet, Inc. (a)	3,412,494
860,200	Internap Network Services Corp. (a)	7,956,850
101,800	LogMeIn, Inc. (a)	6,565,082
103,000	MINDBODY, Inc (a)	1,424,490
118,650	SPS Commerce Inc. (a)	7,807,170
1,274,800	Zix Corp. (a)	6,590,716
		47,839,009
	Semiconductors & Semiconductor Equipment - 5.21%
68,704	NVE Corp.	5,386,394
372,350	PDF Solutions, Inc. (a)	5,957,600
		11,343,994
	Software - 7.15%
216,486	Exa Corp. (a)(c)	2,413,819
52,900	Imperva Inc. (a)	3,581,330
400,000	Materialise NV - ADR (a)(b)(c)	3,638,000
281,233	PROS Holdings, Inc. (a)	5,936,828
		15,569,977
	Total Information Technology (Cost $62,866,328)	81,558,964

	Materials - 2.85%
	Metals & Mining - 2.85%
530,760	Horsehead Holding Corp. (a)	6,220,507
	Total Materials (Cost $6,205,113)	6,220,507

	Telecommunication Services - 3.68%
	Diversified Telecommunication Services - 3.68%
893,899	8x8, Inc. (a)	8,009,335
	Total Telecommunication Services (Cost $7,624,985)	8,009,335

	TOTAL COMMON STOCKS (Cost $165,131,896)	212,006,705

	SHORT TERM INVESTMENT - 2.99%
	Investment Company - 2.99%
6,508,217	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	6,508,217
	Total Investment Company	6,508,217

	TOTAL SHORT TERM INVESTMENT (Cost $6,508,217)	6,508,217

	Total Investments (Cost ($171,640,113) - 100.29%	218,514,922
	Liabilities in Excess of Other Assets - (0.29)%	(626,571)
	TOTAL NET ASSETS - 100.00%	$217,888,351

	ADR — American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $5,251,430 (2.41% of net assets) at June 30, 2015.
(c)	A portion of these securities is deemed illiquid. Total value of the illiquid portion of these security amounted to $2,287,004 (1.05% of net assets) at June 30, 2015.
(d)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	171,640,113
	Gross unrealized appreciation	54,059,623
	Gross unrealized depreciation	(7,184,814)
	Net unrealized appreciation	46,874,809

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 70.28%
	Consumer Discretionary - 5.71%
	Automobiles - 1.08%
900,000	Ford Motor Co.	13,509,000

	Hotels, Restaurants & Leisure - 2.27%
300,100	McDonald's Corp. (d)	28,530,507

	Media - 2.36%
800,000	Lions Gate Entertainment Corp. (e)	29,640,000
	Total Consumer Discretionary (Cost $66,157,771)	71,679,507

	Consumer Staples - 13.37%
	Beverages - 3.36%
40,000	Diageo PLC - ADR (e)	4,641,600
100,000	Dr. Pepper Snapple Group, Inc.	7,290,000
140,000	PepsiCo, Inc.	13,067,600
440,000	The Coca Cola Co. (d)	17,261,200
		42,260,400
	Food & Staples Retailing - 1.02%
50,000	Costco Wholesale Corp.	6,753,000
125,000	Sysco Corp.	4,512,500
21,000	Wal-Mart Stores, Inc.	1,489,530
		12,755,030
	Food Products - 4.44%
100,000	Campbell Soup Co.	4,765,000
185,000	ConAgra Foods, Inc.	8,088,200
350,000	General Mills, Inc.	19,502,000
85,000	Kellogg Co.	5,329,500
111,600	Kraft Foods Group, Inc. - Class A	9,501,624
115,000	Mondelez International Inc. - Class A	4,731,100
90,000	Unilever PLC - ADR (e)	3,866,400
		55,783,824
	Household Products - 4.55%
30,000	Colgate-Palmolive Co.	1,962,300
152,800	Kimberly-Clark Corp.	16,192,216
160,000	The Clorox Co.	16,643,200
285,000	The Procter & Gamble Co.	22,298,400
		57,096,116
	Total Consumer Staples (Cost $125,367,273)	167,895,370

	Energy - 17.90%
	Energy Equipment & Services - 2.51%
210,000	Baker Hughes, Inc. (d)	12,957,000
45,000	CARBO Ceramics, Inc.	1,873,350

80,000	Helmerich & Payne, Inc.	5,633,600
120,000	Schlumberger Ltd. (e)	10,342,800
33,400	Tidewater Inc.	759,182
		31,565,932
	Oil, Gas & Consumable Fuels - 15.39%
400,000	BP PLC - ADR (d)(e)	15,984,000
170,000	Chevron Corp.	16,399,900
370,000	ConocoPhillips	22,721,700
140,000	Delek Logistics Partners LP	6,447,000
185,350	EQT Midstream Partners LP	15,113,439
252,900	Exxon Mobil Corp.	21,041,280
100,000	Hess Corp. (d)	6,688,000
423,400	HollyFrontier Corp.	18,074,946
501,200	Kinder Morgan Inc.	19,241,068
215,000	Marathon Oil Corp.	5,706,100
100,000	Marathon Petroleum Corp.	5,231,000
50,000	Phillips 66	4,028,000
300,000	Royal Dutch Shell PLC. - ADR (d)(e)	17,103,000
200,000	Suncor Energy, Inc. (d)(e)	5,504,000
310,000	Sunoco LP	14,043,000
		193,326,433
	Total Energy (Cost $191,182,182)	224,892,365

	Financials - 3.17%
	Commercial Banks - 1.38%
430,400	BB&T Corp.	17,349,424

	Insurance - 1.79%
50,000	Arthur J. Gallagher & Co.	2,365,000
20,000	Cincinnati Financial Corp.	1,003,600
200,000	The Allstate Corp.	12,974,000
65,000	The Chubb Corp.	6,184,100
		22,526,700
	Total Financials (Cost $29,649,310)	39,876,124

	Health Care - 7.77%
	Biotechnology - 0.05%
5,000	Celgene Corp. (a)(d)	578,675

	Health Care Equipment & Supplies - 2.21%
95,000	Abbott Laboratories	4,662,600
331,150	Baxter International, Inc.	23,157,320
		27,819,920
	Pharmaceuticals - 5.51%
80,000	Eli Lilly & Co.	6,679,200
500,000	GlaxoSmithKline PLC - ADR (e)	20,825,000
200,000	Johnson & Johnson	19,492,000
180,000	Merck & Co., Inc.	10,247,400
250,000	Pfizer Inc.	8,382,500
60,000	Teva Pharmaceutical Industries Ltd. - ADR (e)	3,546,000
		69,172,100
	Total Health Care (Cost $78,346,100)	97,570,695

	Industrials - 6.73%
	Aerospace & Defense - 1.11%
100,000	The Boeing Co. (d)	13,872,000

	Commercial Services & Supplies - 2.88%
1,000,500	Pitney Bowes Inc. (d)	20,820,405
90,000	Republic Services, Inc.	3,525,300
255,000	Waste Management, Inc.	11,819,250
		36,164,955
	Industrial Conglomerates - 2.27%
1,075,000	General Electric Co. (d)	28,562,750

	Machinery - 0.21%
20,000	Cummins Inc.	2,623,800

	Road & Rail - 0.26%
100,000	CSX Corp.	3,265,000
	Total Industrials (Cost $62,142,601)	84,488,505

	Information Technology - 6.81%
	Communications Equipment - 1.10%
500,000	Cisco Systems, Inc.	13,730,000

	IT Services - 1.62%
125,000	International Business Machines Corp. (IBM)	20,332,500

	Semiconductors & Semiconductor Equipment - 1.79%
740,000	Intel Corp.	22,507,100

	Software - 2.30%
655,000	Microsoft Corp.	28,918,250
	Total Information Technology (Cost $68,952,838)	85,487,850

	Materials - 3.49%
	Chemicals - 2.20%
340,000	The Dow Chemical Co. (d)	17,397,800
125,000	E.I. du Pont de Nemours and Co.	7,993,750
27,900	Eastman Chemical Co. (d)	2,282,778
		27,674,328
	Metals & Mining - 1.29%
120,000	Barrick Gold Corp. (e)	1,279,200
82,500	BHP Billiton Ltd. - ADR (e)	3,358,575
60,000	Freeport-McMoRan Inc. (d)	1,117,200
350,000	Newmont Mining Corp.	8,176,000
50,000	Rio Tinto PLC - ADR (d)(e)	2,060,500
33,000	South32 Ltd. - ADR (a)(e)	221,430
		16,212,905
	Total Materials (Cost $38,015,315)	43,887,233

	Telecommunication Services - 3.92%
	Diversified Telecommunications - 3.92%
823,000	AT&T Inc.	29,232,960
430,000	Verizon Communications, Inc. (d)	20,042,300
	Total Telecommunication Services (Cost $49,455,633)	49,275,260

	Utilities - 1.41%
	Gas Utilities - 0.53%
315,500	Questar Corp.	6,597,105

	Independent Power and Renewable Electricity Producers - 0.77%
307,835	Abengoa Yield plc (e)	9,641,392

	Multi-Utilities - 0.11%
50,000	OGE Energy Corp.	1,428,500
	Total Utilities (Cost $16,837,222)	17,666,997

	TOTAL COMMON STOCKS (Cost $726,106,245)	882,719,906

	REITS - 1.60%
	Financials - 1.60%
	Real Estate Investment Trusts (REITs) - 1.60%
185,000	Digital Realty Trust, Inc.	12,335,800
25,000	Plum Creek Timber Co, Inc.	1,014,250
215,000	Weyerhaeuser Co.	6,772,500
	Total Financials (Cost $18,522,711)	20,122,550

	TOTAL REITS (Cost $18,522,711)	20,122,550

	CONVERTIBLE BONDS - 6.44%
	Consumer Discretionary - 3.75%
	Media - 3.75%
	Lions Gate Entertainment Inc.
2,000,000	4.000%, 01/11/2017 (b)	7,158,750
30,000,000	1.250%, 04/15/2018 (b)	39,900,000
	Total Consumer Discretionary (Cost $32,000,000)	47,058,750

	Health Care - 0.49%
	Health Care Equipment & Supplies - 0.23%
	Alere, Inc.
2,250,000	3.000%, 05/15/2016	2,802,656

	Pharmaceuticals - 0.26%
	The Medicines Co.
3,000,000	2.500%, 01/15/2022 (Acquired Various Dates Cost $3,122,163) (b)(c)(g)	3,296,250
	Total Health Care (Cost $5,390,176)	6,098,906

	Industrials - 0.69%
	Air Freight & Logistics - 0.69%
	UTi Worldwide, Inc.
8,500,000	4.500%, 03/01/2019 (e)	8,723,125
	Total Industrials (Cost $8,781,917)	8,723,125

	Information Technology - 1.49%
	Internet Software & Services - 0.38%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,818,282

	Software - 1.11%
	BroadSoft, Inc.
5,500,000	1.500%, 07/01/2018	5,874,687
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035 (b)(g)	8,019,516
		13,894,203
	Total Information Technology (Cost $17,303,873)	18,712,485

	Materials - 0.02%
	Metals & Mining - 0.02%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	281,250
	Total Materials (Cost $7,500,000)	281,250

	TOTAL CONVERTIBLE BONDS (Cost $70,975,966)	80,874,516

	CORPORATE BONDS - 18.33%
	Consumer Discretionary - 3.95%
	Hotels, Restaurants & Leisure - 0.16%
	Marina District Finance Co., Inc.
2,000,000	9.875%, 08/15/2018	2,062,500

	Leisure Equipment & Products - 0.19%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,409,000

	Media - 3.36%
	Lions Gate Entertainment Corp.
30,000,000	5.250%, 08/01/2018 (b)(e)	31,050,000
	Live Nation Entertainment Inc.
1,800,000	7.000%, 09/01/2020 (Acquired Various Dates Cost $1,823,737) (b)(c)(g)	1,921,500
	Sirius XM Radio, Inc.:
2,000,000	4.250%, 05/15/2020 (Acquired Various Dates Cost $1,906,211) (b)(c)(g)	1,995,000
7,000,000	5.875%, 10/01/2020 (Acquired Various Dates Cost $7,050,000) (b)(c)(g)	7,192,500
		42,159,000
	Specialty Retail - 0.24%
	Rent-A-Center Inc.
3,000,000	6.625%, 11/15/2020	2,947,500
	Total Consumer Discretionary (Cost $47,991,042)	49,578,000

	Consumer Staples - 0.13%
	Food & Staples Retailing - 0.13%
	Family Tree Escrow LLC.
800,000	5.250%, 03/01/2020 (Acquired Various Dates Cost $800,000) (b)(c)(g)	841,000

	Spectrum Brands Holdings, Inc.
800,000	6.750%, 03/15/2020	844,400
	Total Consumer Staples (Cost $1,633,394)	1,685,400

	Energy - 3.60%
	Energy Equipment & Services - 0.62%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	4,975,000
	Hornbeck Offshore Services, Inc.
3,000,000	5.875%, 04/01/2020	2,775,000
		7,750,000
	Oil, Gas & Consumable Fuels - 2.98%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	915,000
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,715,000
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	15,998,000
	Kodiak Oil & Gas Corp.
4,500,000	8.125%, 12/01/2019 (e)	4,733,438
	Swift Energy Co.
11,000,000	7.125%, 06/01/2017	6,215,000
	United Refining Co.
6,492,000	10.500%, 02/28/2018	6,849,060
		37,425,498
	Total Energy (Cost $59,850,974)	45,175,498

	Health Care - 3.76%
	Health Care Equipment & Services - 0.32%
	Mallinckrodt International Finance S.A.
4,000,000	3.500%, 04/15/2018 (e)	4,030,000

	Health Care Providers & Services - 1.04%
	Acadia Healthcare Co., Inc.
1,948,000	12.875%, 11/01/2018	2,137,930
	CHS / Community Health Systems, Inc.
3,000,000	6.875%, 02/01/2022 (Acquired Various Dates Cost $3,095,000) (c)	3,172,500
	ExamWorks Group, Inc.
7,500,000	5.625%, 04/15/2023	7,718,325
		13,028,755
	Health Care Technology - 0.41%
	Medassets, Inc.
5,000,000	8.000%, 11/15/2018	5,190,200

	Pharmaceuticals - 1.99%
	Endo International PLC
4,900,000	7.000%, 07/15/2019 (Acquired Various Dates Cost $5,073,634) (b)(c)(g)	5,093,550
	Valeant Pharmaceuticals International, Inc.:
4,050,000	6.750%, 08/15/2018 (Acquired Various Dates Cost $4,152,750) (b)(c)(e)(g)	4,255,031
13,000,000	6.375%, 10/15/2020 (Acquired Various Dates Cost $13,477,782) (b)(c)(g)	13,723,125

	VRX Escrow Corp.
1,800,000	5.375%, 03/15/2020 (Acquired Various Dates Cost $1,806,000) (b)(c)(e)(g)	1,863,000
		24,934,706
	Total Health Care (Cost $46,134,338)	47,183,661

	Industrials - 1.45%
	Aerospace & Defense - 0.43%
	DigitalGlobe Inc.
2,500,000	5.250%, 02/01/2021 (b)	2,459,375
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	2,996,250
		5,455,625
	Commercial Services & Supplies - 0.34%
	R.R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,305,000

	Construction & Engineering - 0.46%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,728,312

	Road & Rail - 0.22%
	Quality Distribution LLC / QD Capital Corp.
2,645,000	9.875%, 11/01/2018	2,787,169
	Total Industrials (Cost $17,671,750)	18,276,106

	Information Technology - 4.41%
	Cable & Satellite TV - 0.53%
	CCO Holdings LLC / CCO Holdings Capital Corp.:
858,000	7.000%, 01/15/2019	892,320
3,706,000	5.250%, 03/15/2021	3,706,000
2,000,000	6.625%, 01/31/2022	2,090,000
		6,688,320
	Internet Software & Services - 1.71%
	Bankrate Inc.
22,000,000	6.125%, 08/15/2018 (Acquired Various Dates Cost $22,154,923) (b)(c)(g)	21,450,000

	IT Services - 0.85%
	iGATE Corp.
6,000,000	4.750%, 04/15/2019	6,247,500
	NeuStar, Inc.
5,000,000	4.500%, 01/15/2023	4,437,500
		10,685,000
	Software - 1.32%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (Acquired Various Dates Cost $3,750,000) (b)(c)(g)	3,960,937
	Audatex North America, Inc.
6,000,000	6.000%, 06/15/2021 (Acquired Various Dates Cost $6,026,250) (b)(c)(g)	6,187,500
	Nuance Communications, Inc.
6,400,000	5.375%, 08/15/2020 (Acquired Various Dates Cost $6,488,750) (b)(c)(g)	6,464,000
		16,612,437
	Total Information Technology (Cost $55,144,110)	55,435,757

		Materials - 0.41%
		Chemicals - 0.16%
		OMNOVA Solutions, Inc.
2,008,000		7.875%, 11/01/2018	2,015,530

		Construction Materials - 0.25%
		Headwaters, Inc.
3,000,000		7.250%, 01/15/2019	3,135,000
		Total Materials (Cost $5,126,878)	5,150,530

		Telecommunication Services - 0.62%
		Diversified Telecommunications - 0.62%
		Consolidated Communications Finance Co.:
2,600,000		10.875%, 06/01/2020	2,980,250
5,000,000		6.500%, 10/01/2022 (Acquired Various Dates Cost $4,956,500) (b)(c)(g)	4,843,750
		Total Telecommunication Services (Cost $7,719,104)	7,824,000

		TOTAL CORPORATE BONDS (Cost $241,271,590)	230,308,952

		BANK LOANS - 0.37%
		Diversified Telecommunications - 0.08%
989,950		Consolidated Communications Finance Co. - Term Loan B 4.250%, 12/23/2020	992,425
		Hotels, Restaurants & Leisure - 0.13%
1,684,685		Hilton Worldwide - Term Loan 3.500%, 10/26/2020	1,687,321
		Pharmaceuticals, Biotechnology & Life Sciences - 0.16%
1,979,950		Grifols S.A. - Term Loan First Lien 3.187%, 02/26/2021	1,981,524
		TOTAL BANK LOANS (Cost $4,656,091)	4,661,270

		SHORT TERM INVESTMENT - 2.63%
		Investment Company - 2.63%
33,019,269		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (h)	33,019,269
		Total Investment Company	33,019,269

		TOTAL SHORT TERM INVESTMENT (Cost $33,019,269)	33,019,269

		Total Investments (Cost ($1,094,551,872) - 99.65%	1,251,706,463
		Other Assets in Excess of Liabilities - 0.35%	4,312,771
		TOTAL NET ASSETS - 100.00%	$1,256,019,234

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	These securities are deemed illiquid. The total value of the illiquid securities amounted to $78,108,750 (6.22% of net assets) at June 30, 2015.
	(c)	Restricted security deemed liquid. The total value of restricted securities is $86,259,643 (6.87% of net assets) at June 30, 2015.
	(d)	A portion of these investments are segregated as collateral for open written option contracts.
	(e)	Foreign Issued Securities. The total value of these securities amounted to $182,668,491 (14.54% of net assets) at June 30, 2015.
	(g)	144A Securities. The total value of restricted securities is $91,106,659 (7.25% of net assets) at June 30, 2015.
	(h)	7-day yield
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	1,094,551,872
Gross unrealized appreciation	198,669,283
Gross unrealized depreciation	(41,514,692)
Net unrealized appreciation	157,154,591

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2015 (Unaudited)

Contracts		Value
CALL OPTIONS
	Baker Hughes, Inc.
1,100	Expiration: October 2015, Exercise Price: $70.00	90,200
	The Boeing Co.
60	Expiration: November 2015, Exercise Price: $160.00	4,500
	BP PLC
450	Expiration: July 2015, Exercise Price: $44.00	2,250
	Celgene Corp.
50	Expiration: July 2015, Exercise Price: $140.00	125
	The Coca Cola Co.
200	Expiration: August 2015, Exercise Price: $46.00	500
	The Dow Chemical Co.
227	Expiration: December 2015, Exercise Price: $55.00	32,915
	Eastman Chemical Co.
50	Expiration: September 2015, Exercise Price: $85.00	10,300
	Freeport-McMoRan Inc.
300	Expiration: July 2015, Exercise Price: $26.00	1,650
	General Electric Co.
250	Expiration: July 2015, Exercise Price: $28.00	2,000
	Hess Corp.
500	Expiration: November 2015, Exercise Price: $90.00	11,500
	McDonald's Corp.
35	Expiration: December 2015, Exercise Price: $110.00	1,750
	Pitney Bowes Inc.:
250	Expiration: July 2015, Exercise Price: $27.00	1,875
20	Expiration: October 2015, Exercise Price: $27.00	100
	Rio Tinto PLC
50	Expiration: October 2015, Exercise Price: $50.00	1,125
	Royal Dutch Shell PLC.
25	Expiration: October 2015, Exercise Price: $67.50	250
	Suncor Energy, Inc.
1,000	Expiration: September 2015, Exercise Price: $37.00	1,500
	Verizon Communications, Inc.:
1,000	Expiration: July 2015, Exercise Price: $52.50	2,000
174	Expiration: October 2015, Exercise Price: $52.50	1,218
	Total Written Options (Premiums received $469,980)	165,758

The accompanying notes are an integral part of these financial statements

Buffalo Growth Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 94.61%
	Consumer Discretionary - 19.36%
	Auto Components - 1.26%
65,800	Delphi Automotive PLC (b)	5,598,922

	Hotels, Restaurants & Leisure - 3.17%
126,600	Dunkin' Brands Group Inc.	6,963,000
88,500	Starwood Hotels & Resorts Worldwide, Inc.	7,176,465
		14,139,465
	Internet & Catalog Retail - 4.32%
20,850	Amazon.com, Inc. (a)	9,050,776
1,800	Netflix Inc. (a)	1,182,492
7,800	The Priceline Group Inc. (a)	8,980,686
		19,213,954
	Internet Software & Services - 1.24%
356,400	Pandora Media Inc. (a)	5,538,456

	Media - 3.33%
207,285	Twenty-First Centy Fox, Inc.	6,746,090
70,640	The Walt Disney Co.	8,062,850
		14,808,940
	Textiles, Apparel & Luxury Goods - 6.04%
122,600	lululemon athletica, Inc. (a)	8,005,780
86,900	NIKE, Inc. - Class B	9,386,938
53,000	Ralph Lauren Corp.	7,015,080
29,500	Under Armour, Inc. - Class A (a)	2,461,480
		26,869,278
	Total Consumer Discretionary (Cost $68,988,188)	86,169,015

	Consumer Staples - 8.99%
	Beverages - 1.97%
72,600	Anheuser-Busch InBev NV - ADR (b)	8,760,642

	Food & Staples Retailing - 2.83%
46,200	Costco Wholesale Corp.	6,239,772
161,441	Whole Foods Market, Inc.	6,367,233
		12,607,005
	Food Products - 2.47%
51,100	Keurig Green Mountain, Inc.	3,915,793
171,600	Mondelez International Inc. - Class A	7,059,624
		10,975,417
	Household Products - 1.72%
72,200	Kimberly-Clark Corp.	7,651,034
	Total Consumer Staples (Cost $37,752,803)	39,994,098

	Energy - 5.17%
	Energy Equipment & Services - 5.17%
124,020	Baker Hughes, Inc.	7,652,034
89,464	Dril-Quip, Inc. (a)	6,732,166
100,250	Schlumberger Ltd. (b)	8,640,548
	Total Energy (Cost $20,918,532)	23,024,748

	Financials - 9.42%
	Capital Markets - 2.86%
32,500	Affiliated Managers Group, Inc. (a)	7,104,500
73,410	Northern Trust Corp.	5,612,928
		12,717,428
	Commercial Banks - 1.37%
108,465	Wells Fargo & Co.	6,100,072

	Diversified Financial Services - 5.19%
96,600	CME Group Inc.	8,989,596
38,400	Intercontinental Exchange Group, Inc.	8,586,624
55,098	McGraw Hill Financial, Inc.	5,534,594
		23,110,814
	Total Financials (Cost $28,090,612)	41,928,314

	Health Care - 8.77%
	Health Care Equipment & Supplies - 5.91%
212,800	Abbott Laboratories	10,444,224
124,666	Align Technology, Inc. (a)	7,817,805
114,800	Baxter International, Inc.	8,027,964
		26,289,993
	Life Sciences Tools & Services - 1.81%
111,275	Quintiles Transnational Holdings Inc. (a)	8,079,678

	Pharmaceuticals - 1.05%
15,350	Allergan plc (a)(b)	4,658,111
	Total Health Care (Cost $22,119,936)	39,027,782

	Industrials - 16.76%
	Aerospace & Defense - 3.57%
57,942	The Boeing Co.	8,037,714
77,070	Honeywell International, Inc.	7,858,828
		15,896,542
	Air Freight & Logistics - 1.42%
37,040	FedEx Corp.	6,311,616

	Commercial Services & Supplies - 1.55%
51,695	Stericycle, Inc. (a)	6,922,477

	Industrial Conglomerates - 4.56%
44,300	3M Co.	6,835,490
97,200	Danaher Corp.	8,319,348
192,700	General Electric Co.	5,120,039
		20,274,877

	Machinery - 1.99%
247,178	Chart Industries, Inc. (a)	8,836,614

	Professional Services - 2.46%
152,360	Nielsen NV. (b)	6,821,157
32,852	Towers Watson & Co. - Class A	4,132,782
		10,953,939
	Road & Rail - 1.21%
56,585	Union Pacific Corp.	5,396,511
	Total Industrials (Cost $59,120,013)	74,592,576

	Information Technology - 19.96%
	Communications Equipment - 3.03%
240,500	Cisco Systems, Inc.	6,604,130
110,201	QUALCOMM, Inc.	6,901,889
		13,506,019
	Internet Software & Services - 6.31%
50,000	Akamai Technologies, Inc. (a)	3,491,000
119,497	Facebook Inc. - Class A (a)	10,248,660
11,000	Google Inc. - Class A (a)	5,940,440
11,631	Google Inc. - Class C (a)	6,054,052
64,900	Twitter, Inc. (a)	2,350,678
		28,084,830
	IT Services - 1.89%
124,988	Visa Inc. - Class A	8,392,944

	Software - 3.45%
83,100	Aspen Technology, Inc. (a)	3,785,205
148,255	Microsoft Corp.	6,545,458
125,200	Oracle Corp.	5,045,560
		15,376,223
	Technology Hardware, Storage & Peripherals - 5.28%
110,600	Apple Inc.	13,872,005
364,000	EMC Corp.	9,605,960
		23,477,965
	Total Information Technology (Cost $51,039,611)	88,837,981

	Materials - 4.39%
	Chemicals - 4.39%
57,400	Ecolab Inc.	6,490,218
50,500	Monsanto Co.	5,382,795
64,200	Praxair, Inc.	7,675,110
	Total Materials (Cost $13,625,873)	19,548,123

	Telecommunication Services - 1.79%
	Wireless Telecommunication Services - 1.79%
124,200	China Mobile Ltd. - ADR (b)	7,959,978
	Total Telecommunication Services (Cost $7,397,820)	7,959,978

	TOTAL COMMON STOCKS (Cost $309,053,388)	421,082,615

		REITS - 1.54%
		Information Technology - 1.54%
26,956		Equinix Inc.	6,846,824
		Total Information Technology (Cost $4,513,035)	6,846,824

		TOTAL REITS (Cost $4,513,035)	6,846,824

		SHORT TERM INVESTMENT - 4.30%
		Investment Company - 4.30%
19,117,263		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	19,117,263
		Total Investment Company	19,117,263

		TOTAL SHORT TERM INVESTMENT (Cost $19,117,263)	19,117,263

		Total Investments (Cost ($332,683,686) - 100.45%	447,046,702
		Liabilities in Excess of Other Assets - (0.45)%	(1,998,572)
		TOTAL NET ASSETS - 100.00%	$445,048,130

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $42,439,358 (9.54% of net assets) at June 30, 2015.
	(c)	7-day yield
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

		Cost of investments	332,683,686
		Gross unrealized appreciation	120,337,767
		Gross unrealized depreciation	(5,974,751)
		Net unrealized appreciation	114,363,016

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 5.94%
	Consumer Staples - 0.56%
	Food Products - 0.56%
35,000	Mondelez International Inc. - Class A	1,439,900
	Total Consumer Staples (Cost $701,974)	1,439,900

	Financials - 1.70%
	Diversified Financial Services - 0.92%
35,000	JPMorgan Chase & Co.	2,371,600

	Real Estate Management & Development - 0.78%
30,000	Colliers International Group, Inc. (e)	1,154,400
30,000	FirstService Corp. (e)	833,100
		1,987,500
	Total Financials (Cost $2,406,699)	4,359,100

	Health Care - 3.68%
	Health Care Equipment & Supplies - 0.92%
48,000	Abbott Laboratories	2,355,840

	Health Care Providers & Services - 0.96%
53,276	HEALTHSOUTH Corp.	2,453,892

	Pharmaceuticals - 1.80%
41,000	AbbVie Inc.	2,754,790
19,000	Johnson & Johnson	1,851,740
		4,606,530
	Total Health Care (Cost $4,778,398)	9,416,262

	Special Purpose Entity - –%
	Broadcasting (except Internet) - –%
725,000	Adelphia Recovery Trust (a)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $8,599,076)	15,215,262

	PREFERRED STOCK - 0.94%
	Financials - 0.94%
	Capital Markets - 0.94%
40,000	AMG Capital Trust I	2,417,500
	Total Financials (Cost $2,535,000)	2,417,500

	TOTAL PREFERRED STOCK (Cost $2,535,000)	2,417,500

	CONVERTIBLE BONDS - 16.69%
	Consumer Discretionary - 4.46%
	Diversified Consumer Services - 0.47%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021	1,198,750

	Media - 3.99%
	Lions Gate Entertainment Inc. (b)
1,000,000	4.000%, 01/11/2017	3,579,375
5,000,000	1.250%, 04/15/2018	6,650,000
		10,229,375
	Total Consumer Discretionary (Cost $7,000,000)	11,428,125

	Energy - 0.34%
	Oil, Gas & Consumable Fuels - 0.34%
	Chesapeake Energy Corp.
1,000,000	2.250%, 12/15/2038	872,500
	Total Energy (Cost $912,752)	872,500

	Health Care - 2.83%
	Biotechnology - 0.45%
	Cepheid
1,000,000	1.250%, 02/01/2021	1,160,625

	Health Care Equipment & Supplies - 1.73%
	Accuray, Inc.:
500,000	3.750%, 08/01/2016	512,187
1,500,000	3.500%, 02/01/2018	2,028,750
	Alere, Inc.
750,000	3.000%, 05/15/2016	934,219
	Endologix, Inc.
1,000,000	2.250%, 12/15/2018	966,875
		4,442,031
	Pharmaceuticals - 0.65%
	The Medicines Co.
1,500,000	2.500%, 01/15/2022 (Acquired Various Dates Cost $1,644,525) (b)(c)(f)	1,648,125
	Total Health Care (Cost $6,336,359)	7,250,781

	Industrials - 3.18%
	Air Freight & Logistics - 1.20%
	UTi Worldwide, Inc.
3,000,000	4.500%, 03/01/2019 (e)	3,078,750

	Electrical Equipment - 0.33%
	General Cable Corp.
1,000,000	4.500%, 11/15/2029	833,750

	Machinery - 0.98%
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,510,000

	Trading Companies & Distributors - 0.67%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,722,638
	Total Industrials (Cost $6,645,590)	8,145,138

	Information Technology - 5.88%
	Internet Software & Services - 3.62%
	Cornerstone OnDemand, Inc.
3,000,000	1.500%, 07/01/2018	3,043,125
	Dealertrack Technologies Inc.
2,000,000	1.500%, 03/15/2017	3,383,750
	HomeAway, Inc.
1,000,000	0.125%, 04/01/2019	963,125
	Twitter, Inc.
1,000,000	1.000%, 09/15/2021 (Acquired Various Dates Cost $880,571)b)(c)(f)	880,625
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018 (b)	1,023,125
		9,293,750
	Software - 2.26%
	BroadSoft, Inc.
2,500,000	1.500%, 07/01/2018	2,670,312
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035 (b)(f)	2,138,538
	PROS Holdings, Inc.
1,000,000	2.000%, 12/01/2019 (Acquired Various Dates Cost $931,504) (b)(c)(f)	973,750
		5,782,600
	Total Information Technology (Cost $13,054,598)	15,076,350

	TOTAL CONVERTIBLE BONDS (Cost $33,949,299)	42,772,894

	CORPORATE BONDS - 67.10%
	Consumer Discretionary - 19.23%
	Distributors - 0.47%
	LKQ Corp.
1,250,000	4.750%, 05/15/2023	1,198,437

	Diversified Consumer Services - 1.54%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,910,000
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,028,750
		3,938,750
	Hotels, Restaurants & Leisure - 1.14%
	Marina District Finance Co., Inc.
1,000,000	9.875%, 08/15/2018	1,031,250
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (e)	1,881,475
		2,912,725
	Household Durables - 0.85%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,185,000

	Internet & Catalog Retail - 0.50%
	Netflix, Inc.:
250,000	5.500%, 02/15/2022 (Acquired Various Dates Cost $1,000,000) (b)(c)(f)	259,375
1,000,000	5.750%, 03/01/2024	1,032,500
		1,291,875
	Leisure Equipment & Products - 1.28%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,285,000

	Media - 7.23%
	Lamar Media Corp.:
250,000	5.875%, 02/01/2022	260,000
250,000	5.000%, 05/01/2023	248,125
250,000	5.375%, 01/15/2024	254,062
	Lions Gate Entertainment Corp.
7,000,000	5.250%, 08/01/2018 (b)(e)	7,245,000
	Live Nation Entertainment Inc.:
1,250,000	7.000%, 09/01/2020 (Acquired Various Dates Cost $1,267,539) (b)(c)(f)	1,334,375
2,100,000	5.375%, 06/15/2022 (Acquired Various Dates Cost $2,107,500) (b)(c)(f)	2,110,500
	MDC Partners Inc.
250,000	6.750%, 04/01/2020 (Acquired Various Dates Cost $250,000) (b)(c)(e)(f)	250,000
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,626,000
	Sirius XM Radio, Inc.:
3,095,000	4.250%, 05/15/2020 (Acquired Various Dates Cost $2,954,651) (b)(c)(f)	3,087,263
1,000,000	5.875%, 10/01/2020 (Acquired Various Dates Cost $1,000,000) (b)(c)(f)	1,027,500
	Townsquare Media, Inc.
100,000	6.500%, 04/01/2023 (Acquired Various Dates Cost $100,000) (b)(c)(f)	99,375
		18,542,200
	Specialty Retail - 3.34%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	1,007,500
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,612,500
	Rent-A-Center Inc.:
1,750,000	6.625%, 11/15/2020	1,719,375
2,000,000	4.750%, 05/01/2021	1,750,000
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,473,750
		8,563,125
	Textiles, Apparel & Luxury Goods - 2.88%
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019	1,570,400
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,689,400
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/2020	2,130,000
		7,389,800
	Total Consumer Discretionary (Cost $46,927,121)	49,306,912

	Consumer Staples - 3.54%
	Beverages - 0.93%
	Cott Beverages, Inc.:
2,000,000	6.750%, 01/01/2020 (Acquired Various Dates Cost $2,000,000) (b)(c)(f)	2,080,000
300,000	5.375%, 07/01/2022	291,750
		2,371,750
	Food & Staples Retailing - 0.16%
	Family Tree Escrow LLC.
200,000	5.250%, 03/01/2020 (Acquired Various Dates Cost $200,000) (b)(c)(f)	210,250
	Spectrum Brands Holdings, Inc.
200,000	6.750%, 03/15/2020	211,100
		421,350
	Food Products - 2.45%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,104,125
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	127,656
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,021,563
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,020,000
		6,273,344
	Total Consumer Staples (Cost $8,679,121)	9,066,444

	Energy - 6.12%
	Energy Equipment & Services - 1.39%
	Forum Energy Technologies Inc.
1,000,000	6.250%, 10/01/2021	995,000
	Hornbeck Offshore Services, Inc.
2,500,000	5.875%, 04/01/2020	2,312,500
	SESI LLC
250,000	7.125%, 12/15/2021	266,250
		3,573,750
	Oil, Gas & Consumable Fuels - 4.73%
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	576,125
	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
2,000,000	6.000%, 12/15/2020	2,080,000
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	4,210,000
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.:
1,861,000	7.375%, 08/01/2021	1,995,923
500,000	5.500%, 06/01/2024	502,250
	United Refining Co.
2,609,000	10.500%, 02/28/2018	2,752,495
		12,116,793
	Total Energy (Cost $15,147,023)	15,690,543

	Financials - 2.84%
	Capital Markets - 1.13%
	KCG Holdings, Inc.
3,000,000	6.875%, 03/15/2020 (Acquired Various Dates Cost $2,968,860) (b)(c)(f)	2,902,500

	Diversified Financial Services - 1.71%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (Acquired Various Dates Cost $2,973,750) (b)(c)(f)	2,857,500
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Acquired Various Dates Cost $1,500,000) (b)(c)(f)	1,522,500
		4,380,000
	Total Financials (Cost $7,442,610)	7,282,500

	Health Care - 6.35%
	Health Care Equipment & Services - 1.18%
	Mallinckrodt International Finance S.A.
3,000,000	3.500%, 04/15/2018 (e)	3,022,500

	Health Care Providers & Services - 3.24%
	Acadia Healthcare Co., Inc.
1,947,000	12.875%, 11/01/2018	2,136,833
	CHS / Community Health Systems, Inc.:
1,000,000	8.000%, 11/15/2019	1,056,250
2,200,000	7.125%, 07/15/2020	2,336,400
100,000	6.875%, 02/01/2022 (Acquired Various Dates Cost $100,000) (c)	105,750
	ExamWorks Group, Inc.
2,500,000	5.625%, 04/15/2023	2,572,775
	Tenet Healthcare Corp.
100,000	6.000%, 10/01/2020	106,875
		8,314,883
	Pharmaceuticals - 1.93%
	Endo International PLC
800,000	7.000%, 07/15/2019 (Acquired Various Dates Cost $828,204) (b)(c)(f)	831,600
	Valeant Pharmaceuticals International, Inc.:
450,000	6.750%, 08/15/2018 (Acquired Various Dates Cost $451,500) (b)(c)(e)(f)	472,781
3,000,000	6.375%, 10/15/2020 (Acquired Various Dates Cost $3,108,008) (b)(c)(f)	3,166,875
	VRX Escrow Corp.
450,000	5.375%, 03/15/2020 (Acquired Various Dates Cost $458,500) (b)(c)(e)(f)	465,750
		4,937,006
	Total Health Care (Cost $15,748,030)	16,274,389

	Industrials - 15.32%
	Aerospace & Defense - 5.54%
	DigitalGlobe Inc.
3,450,000	5.250%, 02/01/2021 (b)	3,393,938
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Acquired Various Dates Cost $2,000,000) (b)(c)(f)	2,029,780
	LMI Aerospace, Inc.
1,000,000	7.375%, 07/15/2019	1,002,500
	Moog, Inc.
250,000	5.250%, 12/01/2022 (Acquired Various Dates Cost $250,000) (b)(c)(f)	255,625
	TransDigm, Inc.:
2,000,000	5.500%, 10/15/2020	1,997,500
1,000,000	7.500%, 07/15/2021	1,080,000
250,000	6.000%, 07/15/2022	248,125

	Triumph Group Inc.:
4,000,000	4.875%, 04/01/2021	3,940,000
250,000	5.250%, 06/01/2022	248,125
		14,195,593
	Commercial Services & Supplies - 3.16%
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,461,150
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	102,000
	Covanta Holding Corp.:
1,000,000	7.250%, 12/01/2020	1,053,750
250,000	5.875%, 03/01/2024	250,625
	R.R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,228,750
		8,096,275
	Construction & Engineering - 1.48%
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,801,750

	Professional Services - 2.31%
	CEB, Inc.
2,000,000	5.625%, 06/15/2023 (Acquired Various Dates Cost $2,000,000) (b)(c)(f)	2,015,000
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,792,656
	IHS Inc.
100,000	5.000%, 11/01/2022 (Acquired Various Dates Cost $100,000) (b)(c)(f)	99,750
		5,907,406
	Road & Rail - 0.94%
	Quality Distribution LLC / QD Capital Corp.
2,284,000	9.875%, 11/01/2018	2,406,765

	Trading Companies & Distributors - 1.89%
	Fly Leasing Ltd.:
2,000,000	6.750%, 12/15/2020 (e)	2,065,000
2,000,000	6.375%, 10/15/2021 (e)	2,030,000
	WESCO Distribution Inc.
750,000	5.375%, 12/15/2021	761,250
		4,856,250
	Total Industrials (Cost $38,378,218)	39,264,039

	Information Technology - 9.43%
	Cable & Satellite TV - 0.86%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,200,000

	Electronic Equipment, Instruments & Components - 0.79%
	Anixter Inc.:
500,000	5.625%, 05/01/2019	533,125
500,000	5.125%, 10/01/2021	510,625
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	995,000
		2,038,750

	Internet Software & Services - 2.75%
	Bankrate Inc.
6,000,000	6.125%, 08/15/2018 (Acquired Various Dates Cost $6,048,461) (b)(c)(f)	5,850,000
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,193,500
		7,043,500
	IT Services - 2.66%
	iGATE Corp.
1,500,000	4.750%, 04/15/2019	1,561,875
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	3,550,000
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,713,750
		6,825,625
	Semiconductors & Semiconductor Equipment - 0.65%
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,656,894

	Software - 1.72%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (Acquired Various Dates Cost $1,250,000) (b)(c)(f)	1,320,312
	Activision Blizzard, Inc.
500,000	5.625%, 09/15/2021 (Acquired Various Dates Cost $500,000) (b)(c)(f)	525,000
	Audatex North America, Inc.
1,500,000	6.000%, 06/15/2021 (Acquired Various Dates Cost $1,508,750) (b)(c)(f)	1,546,875
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023 (Acquired Various Dates Cost $1,000,000) (b)(c)(f)	1,012,500
		4,404,687
	Total Information Technology (Cost $23,926,860)	24,169,456

	Materials - 2.19%
	Chemicals - 1.04%
	LSB Inds, Inc.
2,500,000	7.750%, 08/01/2019	2,662,500

	Construction Materials - 0.81%
	Headwaters, Inc.
2,000,000	7.250%, 01/15/2019	2,090,000

	Metals & Mining - 0.34%
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019	264,375
100,000	5.125%, 10/01/2021	100,700
500,000	5.250%, 04/15/2023	498,750
		863,825
	Total Materials (Cost $5,508,119)	5,616,325

	Real Estate - 0.08%
	Real Estate - 0.08%
	Outfront Media Capital LLC / Outfront Media Capital Corp
200,000	5.250%, 02/15/2022	203,000
	Total Real Estate (Cost $199,000)	203,000

	Telecommunication Services - 1.60%
	Broadcast Media - 0.40%
	Nexstar Broadcasting, Inc.
1,000,000	6.125%, 02/15/2022 (Acquired Various Dates Cost $1,000,000) (b)(c)(f)	1,017,500

	Diversified Telecommunications - 1.20%
	Consolidated Communications Finance Co.:
1,000,000	10.875%, 06/01/2020	1,146,250
2,000,000	6.500%, 10/01/2022 (Acquired Various Dates Cost $1,973,900) (b)(c)(f)	1,937,500
		3,083,750
	Total Telecommunication Services (Cost $4,035,451)	4,101,250

	Utilities - 0.40%
	Independent Power & Renewable Electricity Producers - 0.40%
	Abengoa Yield Plc
1,000,000	7.000%, 11/15/2019 (Acquired Various Dates Cost $1,036,046) (b)(c)(e)(f)	1,035,000
	Total Utilities (Cost $1,036,046)	1,035,000

	TOTAL CORPORATE BONDS (Cost $167,027,599)	172,009,858

	BANK LOANS - 2.11%
	Diversified Telecommunications - 0.18%
451,474	Consolidated Communications Finance Co. - Term Loan B 4.250%, 12/23/2020	452,603
	Health Care Equipment & Services - 0.39%
987,500	Mallinckrodt International Finance S.A. - Term Load B 3.250%, 03/19/2021	984,414
	Hotels, Restaurants & Leisure - 0.39%
1,000,000	ClubCorp Term Loan 4.250%, 07/24/2020	1,003,875
	Internet Software & Services - 0.37%
954,022	Dealertrack Technologies Inc. - Term Loan B 3.500%, 02/26/2021	954,222
	Pharmaceuticals - 0.78%
1,994,975	Akorn Inc. - Term Loan B 4.500%, 04/16/2021	2,002,466
	TOTAL BANK LOANS (Cost $5,409,672)	5,397,580

	SHORT TERM INVESTMENT - 6.48%
	Investment Company - 6.48%
16,606,025	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (g)	16,606,025
	Total Investment Company	16,606,025

	TOTAL SHORT TERM INVESTMENT (Cost $16,606,025)	16,606,025

	Total Investments (Cost ($234,126,671) - 99.26%	254,419,119
	Other Assets in Excess of Liabilities - 0.74%	1,908,854
	TOTAL NET ASSETS - 100.00%	$256,327,973

	PLC — Public Limited Company
(a)	Non Income Producing
(b)	These securities are deemed illiquid. The total value of the illiquid securities amounted to $17,474,375 (6.82% of net assets) at June 30, 2015.
(c)	Restricted security deemed liquid. The total value of restricted securities is $44,931,236 (17.53% of net assets) at June 30, 2015.
(d)	Fair Valued Securities. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2015.
(e)	Foreign Issued Securities. The total value of these securities amounted to $23,533,756 (9.18% of net assets) at June 30, 2015.
(f)	144A Securities. The total value of these securities is $46,964,024 (18.32% of net assets) at June 30, 2015.
(g)	7-day yield.
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	234,126,671
	Gross unrealized appreciation	22,380,597
	Gross unrealized depreciation	(2,088,149)
	Net unrealized appreciation	20,292,448

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.03%
	Belgium - 1.28%
	Beverages - 1.28%
28,000	Anheuser-Busch InBev N.V.	3,355,705
	Total Belgium (Cost $2,878,358)	3,355,705

	Brazil - 1.27%
	Beverages - 0.88%
380,000	Ambev SA - ADR	2,318,000

	Wireless Telecommunication Services - 0.39%
62,130	Tim Participacoes SA - ADR	1,016,447
	Total Brazil (Cost $3,650,307)	3,334,447

	Canada - 1.33%
	Road & Rail - 1.33%
40,000	Canadian National Railway Co.	2,310,000
7,300	Canadian Pacific Railway Ltd.	1,169,679
	Total Canada (Cost $3,473,404)	3,479,679

	Chile - 0.75%
	Beverages - 0.75%
92,507	Cia Cervecerias Unidas SA - ADR	1,959,298
	Total Chile (Cost $2,062,489)	1,959,298

	China - 0.83%
	Automobiles - 0.27%
160,000	Great Wall Motor Company Ltd. - Class H (c)	705,923

	Gas Utilities - 0.20%
86,000	ENN Energy Holdings Ltd.	518,670

	Pharmaceuticals - 0.36%
2,250,000	Sihuan Pharmaceutical Holdings Group Ltd. (c)	960,776
	Total China (Cost $1,520,531)	2,185,369

	France - 13.25%
	Air Freight & Logistics - 1.39%
686,400	Bollore SA	3,653,994

	Beverages - 1.17%
26,500	Pernod-Ricard SA	3,060,715

	Chemicals - 1.41%
29,320	Air Liquide SA	3,708,393

	Electrical Equipment - 0.89%
34,000	Schneider Electric	2,347,455

	Food Products - 1.24%
24,503	Naturex	1,703,775
18,280	Vilmorin & Cie S.A.	1,536,003
		3,239,778
	Hotels, Restaurants & Leisure - 1.31%
68,000	Accor SA	3,431,916

	Internet Software & Services - 1.13%
62,000	Criteo SA - ADR (a)	2,955,540

	Media - 1.30%
46,000	Publicis Groupe SA	3,401,101

	Software - 1.25%
45,000	Dassault Systemes S.A.	3,271,979

	Textiles, Apparel & Luxury Goods - 2.16%
18,000	Kering	3,213,784
14,000	LVMH Moet Hennessy Louis Vuitton SA	2,452,786
		5,666,570
	Total France (Cost $33,452,893)	34,737,441

	Germany - 19.95%
	Chemicals - 3.24%
24,800	Linde A.G.	4,697,451
61,000	Symrise AG	3,785,893
		8,483,344
	Construction Materials - 1.17%
38,500	HeidelbergCement AG	3,053,028

	Electronic Equipment, Instruments & Components - 0.66%
143,711	Jenoptik AG	1,733,543

	Food Products - 0.34%
2,700	KWS Saat AG	898,515

	Health Care Equipment & Supplies - 0.56%
57,525	Carl Zeiss Meditec AG	1,466,696

	Health Care Providers & Services - 2.45%
100,000	Fresenius SE & Co. KGaA	6,415,974

	Household Products - 1.34%
36,900	Henkel AG & Co. KGaA	3,516,891

	Industrial Conglomerates - 1.14%
29,700	Siemens A.G. - ADR	2,991,588

	Insurance - 1.33%
19,700	Muenchener Rueckversicherungs-Gesellschaft AG	3,492,051

	IT Services - 1.34%
92,000	Wirecard AG	3,523,155

	Machinery - 2.22%
69,900	KUKA AG	5,822,792

	Pharmaceuticals - 1.98%
9,000	Bayer AG - ADR	1,268,865
28,000	Bayer AG	3,919,151
		5,188,016
	Software - 1.62%
60,300	SAP AG - ADR	4,234,869

	Textiles, Apparel & Luxury Goods - 0.56%
19,200	Adidas AG	1,469,464
	Total Germany (Cost $45,083,495)	52,289,926

	Hong Kong - 4.16%
	Gas Utilities - 0.47%
420,000	China Resources Gas Group Ltd.	1,246,202

	Industrial Conglomerates - 2.56%
330,000	Beijing Enterprise Holdings Ltd.	2,484,084
44,184	Jardine Matheson Holding Ltd.	2,507,442
56,695	Jardine Strategic Holdings Ltd.	1,716,158
		6,707,684
	Oil, Gas & Consumable Fuels - 0.24%
615,000	Kunlun Energy Company Ltd.	625,984

	Pharmaceuticals - 0.31%
700,000	Sino Biopharmaceutical Ltd.	812,741

	Specialty Retail - 0.58%
530,750	L'occitane International	1,513,191
	Total Hong Kong (Cost $9,463,002)	10,905,802

	India - 2.96%
	Commercial Banks - 1.27%
320,000	ICICI Bank Ltd. - ADR	3,334,400

	Pharmaceuticals - 1.69%
80,000	Dr. Reddy's Laboratories Ltd. - ADR	4,425,600
	Total India (Cost $6,354,694)	7,760,000

	Ireland - 2.31%
	Pharmaceuticals - 2.31%
20,000	Allergan plc(a)	6,069,200
	Total Ireland (Cost $3,723,891)	6,069,200

	Israel - 1.10%
	Pharmaceuticals - 1.10%
48,600	Teva Pharmaceutical Industries Ltd. - ADR	2,872,260
	Total Israel (Cost $2,371,498)	2,872,260

	Italy - 1.07%
	Beverages - 1.07%
370,000	Davide Campari-Milano SpA	2,815,280
	Total Italy (Cost $2,856,564)	2,815,280

	Japan - 4.91%
	Beverages - 0.39%
32,000	Asahi Group Holdings Ltd.	1,017,772

	Electronic Equipment, Instruments & Components - 2.91%
25,000	Murata Manufacturing Co., Ltd.	4,363,280
75,000	Omron Corp.	3,260,203
		7,623,483
	Machinery - 1.36%
14,000	FANUC CORP.	2,868,979
35,000	Komatsu LTD.	702,660
		3,571,639
	Wireless Telecommunication Services - 0.25%
11,200	SoftBank Corp.	659,728
	Total Japan (Cost $10,345,425)	12,872,622

	Netherlands - 3.84%
	Food Products - 1.03%
64,700	Unilever N.V. NY Shares - ADR	2,707,048

	IT Services - 1.61%
152,499	InterXion Holding NV(a)	4,216,598

	Semiconductors & Semiconductor Equipment - 1.20%
30,241	ASML Holding NV NY Shares - ADR	3,148,995
	Total Netherlands (Cost $8,101,597)	10,072,641

	Norway - 1.94%
	Commercial Services & Supplies - 0.60%
172,000	Tomra Systems ASA	1,574,016

	Diversified Telecommunication Services - 0.93%
111,000	Telenor ASA	2,432,233

	Internet Software & Services - 0.41%
124,681	Opera Software ASA	1,074,994
	Total Norway (Cost $5,338,006)	5,081,243

	Republic of Korea - 0.35%
	Semiconductors & Semiconductor Equipment - 0.35%
800	Samsung Electronic Co., Ltd.	909,409
	Total Republic of Korea (Cost $894,090)	909,409

	Singapore - 2.47%
	Semiconductors & Semiconductor Equipment - 2.47%
48,770	Avago Technologies Ltd.	6,482,996
	Total Singapore (Cost $1,750,829)	6,482,996

	Spain - 0.84%
	Specialty Retail - 0.84%
67,500	Inditex SA	2,193,987
	Total Spain (Cost $1,360,312)	2,193,987

	Sweden - 0.84%
	Communications Equipment - 0.84%
210,000	Telefonaktirbolaget LM Ericsson - ADR	2,192,400
	Total Sweden (Cost $2,417,870)	2,192,400

	Switzerland - 9.44%
	Capital Markets - 2.28%
141,900	GAM Holding AG	2,982,336
53,337	Julius Baer Group Ltd.	2,992,166
		5,974,502
	Chemicals - 1.08%
34,500	Syngenta AG - ADR	2,815,545

	Construction Materials - 1.41%
50,000	Holcim Ltd.	3,690,037

	Insurance - 1.52%
45,000	Swiss Re AG	3,982,833

	Pharmaceuticals - 1.32%
43,000	Roche Holding AG - ADR	1,508,010
7,000	Roche Holding AG	1,961,602
		3,469,612
	Specialty Retail - 1.83%
34,500	Dufry AG(a)	4,804,428
	Total Switzerland (Cost $22,313,911)	24,736,957

	Taiwan, Province of China - 1.40%
	Semiconductors & Semiconductor Equipment - 1.40%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,662,692
	Total Taiwan, Province of China (Cost $2,178,768)	3,662,692

	United Kingdom - 13.74%
	Beverages - 2.49%
34,800	Diageo PLC - ADR	4,038,192
48,000	SABMiller PLC.	2,491,861
		6,530,053
	Capital Markets - 2.38%
441,250	Aberdeen Asset Management PLC	2,800,971
36,500	Schroders PLC	1,821,444
42,164	Schroders PLC - Non Voting	1,613,182
		6,235,597
	Health Care Equipment & Supplies - 1.14%
88,000	Smith & Nephew PLC. - ADR	2,987,600

	Hotels, Restaurants & Leisure - 2.15%
93,692	InterContinental Hotels Group PLC	3,777,476
205,085	Millennium & Copthorne Hotels PLC	1,849,645
		5,627,121
	Insurance - 1.22%
32,000	Aon PLC	3,189,760

	Internet Software & Services - 1.06%
172,600	Telecity Group PLC	2,787,895

		Media - 2.37%
122,600		Liberty Global plc - Series C(a)	6,207,238

		Textiles, Apparel & Luxury Goods - 0.93%
99,000		Burberry Group PLC	2,443,734
		Total United Kingdom (Cost $29,961,132)	36,008,998

		TOTAL COMMON STOCKS (Cost $201,553,066)	235,978,352

		EXCHANGE TRADED FUND - 0.47%
20,000		WisdomTree Europe Hedged Equity	1,231,800
		TOTAL EXCHANGE TRADED FUND (Cost $1,111,800)	1,231,800

		SHORT TERM INVESTMENTS - 10.68%
		Investment Companies - 10.68%
26,150,000		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	26,150,000
1,854,030		The STIT-Treasury Portfolio - 0.01% (b)	1,854,030
		Total Investment Companies	28,004,030

		TOTAL SHORT TERM INVESTMENTS (Cost $28,004,030)	28,004,030

		Total Investments (Cost ($230,668,896) - 101.18%	265,214,182
		Liabilities in Excess of Other Assets - (1.18)%	(3,115,598)
		TOTAL NET ASSETS - 100.00%	$262,098,584

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	7-day yield
	(c)	Fair Valued Securities. The total value of thees securities amounted to $1,666,699 (0.64% of net assets) at June 30, 2015.
	(d)	These securities are deemed illiquid. Total value of illiquid securities amounted to $1,666,699 (0.64% of net assets) at June 30, 2015.
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

		Cost of investments	230,668,896
		Gross unrealized appreciation	51,535,937
		Gross unrealized depreciation	(16,990,651)
		Net unrealized appreciation	34,545,286

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2015, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	3,653,994	1.39%
Automobiles	705,923	0.27%
Beverages	21,056,823	8.03%
Capital Markets	12,210,099	4.66%
Chemicals	15,007,282	5.73%
Commercial Banks	3,334,400	1.27%
Commercial Services & Supplies	1,574,017	0.60%

Communications Equipment	2,192,400	0.84%
Construction Materials	6,743,065	2.57%
Diversified Telecommunication Services	2,432,233	0.93%
Electrical Equipment	2,347,455	0.90%
Electronic Equipment, Instruments & Components	9,357,026	3.57%
Food Products	6,845,340	2.61%
Gas Utilities	1,764,873	0.67%
Health Care Equipment & Supplies	4,454,296	1.70%
Health Care Providers & Services	6,415,974	2.45%
Hotels, Restaurants & Leisure	9,059,037	3.46%
Household Products	3,516,891	1.34%
Industrial Conglomerates	9,699,272	3.70%
Insurance	10,664,644	4.07%
Internet Software & Services	6,818,429	2.60%
IT Services	7,739,753	2.95%
Machinery	9,394,431	3.58%
Media	9,608,339	3.67%
Oil, Gas & Consumable Fuels	625,984	0.24%
Pharmaceuticals	23,798,204	9.08%
Road & Rail	3,479,679	1.33%
Semiconductors & Semiconductor Equipment	14,204,092	5.42%
Software	7,506,848	2.86%
Specialty Retail	8,511,606	3.25%
Textiles, Apparel & Luxury Goods	9,579,768	3.65%
Wireless Telecommunication Services	1,676,175	0.64%
Total Common Stocks	235,978,352	90.03%

Exchange Traded Fund
Investment Company	1,231,800	0.47%
Total Exchange Traded Fund	1,231,800	0.47%

Short Term Investments
Investment Companies	28,004,030	10.68%
Total Short Term Investments	28,004,030	10.68%

Total Investments	265,214,182	101.18%
Liabilities in Excess of Other Assets	(3,115,598)	(1.18)%
TOTAL NET ASSETS	$262,098,584	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.55%
	Consumer Discretionary - 21.60%
	Auto Components - 2.19%
18,100	BorgWarner, Inc.	1,028,804

	Hotels, Restaurants & Leisure - 1.76%
11,150	Marriott International, Inc. - Class A	829,448

	Internet & Catalog Retail - 5.67%
3,625	Amazon.com, Inc. (a)	1,573,576
950	The Priceline Group Inc. (a)	1,093,802
		2,667,378
	Media - 2.30%
6,300	Charter Communications, Inc. - Class A (a)	1,078,875

	Specialty Retail - 5.60%
13,330	Restoration Hardware Holdings Inc. (a)	1,301,408
20,100	TJX Companies, Inc.	1,330,017
		2,631,425
	Textiles, Apparel & Luxury Goods - 4.08%
15,250	lululemon athletica, Inc. (a)	995,825
8,550	NIKE, Inc. - Class B	923,571
		1,919,396
	Total Consumer Discretionary (Cost $7,804,192)	10,155,326

	Consumer Staples - 6.81%
	Food & Staples Retailing - 6.81%
6,600	Costco Wholesale Corp.	891,396
11,700	CVS Health Corp.	1,227,096
27,500	Whole Foods Market, Inc.	1,084,600
	Total Consumer Staples (Cost $2,618,545)	3,203,092

	Energy - 3.27%
	Energy Equipment & Services - 3.27%
13,700	National Oilwell Varco Inc.	661,436
10,179	Schlumberger Ltd. (b)	877,328
	Total Energy (Cost $1,278,502)	1,538,764

	Financials - 10.72%
	Capital Markets - 2.35%
14,200	T. Rowe Price Group Inc.	1,103,766

	Diversified Financial Services - 8.37%
14,775	American Express Co.	1,148,313
10,700	CME Group Inc.	995,742
3,575	Intercontinental Exchange Group, Inc.	799,406
9,900	McGraw Hill Financial, Inc.	994,455
		3,937,916
	Total Financials (Cost $4,030,238)	5,041,682

	Health Care - 14.86%
	Biotechnology - 3.52%
2,450	Biogen Idec Inc. (a)	989,653
10,900	Cepheid, Inc. (a)	666,535
		1,656,188
	Health Care Equipment & Supplies - 1.21%
4,000	Edwards Lifesciences Corp. (a)	569,720

	Health Care Technology - 4.83%
10,450	athenahealth Inc. (a)	1,197,361
15,500	Cerner Corp. (a)	1,070,430
		2,267,791
	Pharmaceuticals - 5.30%
30,200	The Medicines Co. (a)	864,022
3,450	Perrigo Co. PLC (b)	637,664
28,200	Roche Holding AG - ADR (b)	988,974
		2,490,660
	Total Health Care (Cost $6,279,884)	6,984,359

	Industrials - 11.81%
	Aerospace & Defense - 4.76%
10,350	The Boeing Co.	1,435,752
4,000	Precision Castparts Corp.	799,480
		2,235,232
	Air Freight & Logistics - 1.94%
9,400	United Parcel Service, Inc.	910,954

	Commercial Services & Supplies - 1.45%
5,100	Stericycle, Inc. (a)	682,941

	Professional Services - 1.92%
7,000	IHS Inc. - Class A (a)	900,410

	Road & Rail - 1.74%
8,600	Union Pacific Corp.	820,182
	Total Industrials (Cost $4,547,655)	5,549,719

	Information Technology - 17.43%
	Communications Equipment - 3.78%
25,900	Juniper Networks, Inc.	672,623
17,615	QUALCOMM, Inc.	1,103,227
		1,775,850

		Internet Software & Services - 5.73%
10,300		Facebook Inc. - Class A (a)	883,380
2,245		Google Inc. - Class A (a)	1,212,390
1,148		Google Inc. - Class C (a)	597,545
			2,693,315
		IT Services - 1.83%
12,800		Visa Inc. - Class A	859,520

		Semiconductors & Semiconductor Equipment - 1.89%
17,350		Altera Corp.	888,320

		Software - 2.07%
24,140		Oracle Corp.	972,842

		Technology Hardware, Storage & Peripherals - 2.13%
7,995		Apple Inc.	1,002,773
		Total Information Technology (Cost $5,406,904)	8,192,620

		Materials - 6.05%
		Chemicals - 6.05%
16,600		The Dow Chemical Co.	849,422
7,700		Monsanto Co.	820,743
9,800		Praxair, Inc.	1,171,590
		Total Materials (Cost $2,492,609)	2,841,755

		TOTAL COMMON STOCKS (Cost $34,458,529)	43,507,317

		REITS - 2.21%
		Information Technology - 2.21%
4,083		Equinix Inc.	1,037,082
		Total Information Technology (Cost $698,185)	1,037,082

		TOTAL REITS (Cost $698,185)	1,037,082

		SHORT TERM INVESTMENT - 2.61%
		Investment Company - 2.61%
1,228,826		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	1,228,826
		Total Investment Company	1,228,826

		TOTAL SHORT TERM INVESTMENT (Cost $1,228,826)	1,228,826

		Total Investments (Cost ($36,385,540) - 97.37%	45,773,225
		Other Assets in Excess of Liabilities - 2.63%	1,236,540
		TOTAL NET ASSETS - 100.00%	$47,009,765

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $2,503,966 (5.33% of net assets) at June 30, 2015.
	(c)	7-day yield
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	36,385,540
Gross unrealized appreciation	9,892,244
Gross unrealized depreciation	(504,559)
Net unrealized appreciation	9,387,685

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.95%
	Consumer Discretionary - 23.88%
	Auto Components - 3.73%
93,465	Autoliv, Inc.	10,912,039
179,675	BorgWarner, Inc.	10,212,727
		21,124,766
	Distributors - 2.13%
399,375	LKQ Corp. (a)	12,079,097

	Hotels, Restaurants & Leisure - 1.70%
174,710	Dunkin' Brands Group Inc.	9,609,050

	Household Durables - 1.36%
64,835	Harman International Industries, Inc.	7,711,475

	Internet & Catalog Retail - 1.76%
91,030	Expedia, Inc.	9,954,131

	Leisure Equipment & Products - 1.67%
63,820	Polaris Industries Inc.	9,452,380

	Media - 3.75%
73,025	AMC Networks, Inc. (a)	5,977,096
412,575	Lions Gate Entertainment Corp. (b)	15,285,904
		21,263,000
	Specialty Retail - 5.61%
101,070	Restoration Hardware Holdings Inc. (a)	9,867,464
122,280	Tractor Supply Co.	10,997,863
132,510	Williams-Sonoma, Inc.	10,901,598
		31,766,925
	Textiles, Apparel & Luxury Goods - 2.17%
147,655	Under Armour, Inc. - Class A (a)	12,320,333
	Total Consumer Discretionary (Cost $77,856,678)	135,281,157

	Consumer Staples - 4.09%
	Beverages - 1.39%
34,005	The Boston Beer Co, Inc. - Class A (a)	7,888,820

	Food Products - 2.70%
313,305	WhiteWave Foods Co. (a)	15,314,348
	Total Consumer Staples (Cost $13,711,698)	23,203,168

	Energy - 1.89%
	Energy Equipment & Services - 1.89%
527,550	Forum Energy Technologies Inc. (a)	10,698,714
	Total Energy (Cost $11,259,997)	10,698,714

	Financials - 15.17%
	Capital Markets - 6.81%
62,540	Affiliated Managers Group, Inc. (a)	13,671,244
239,940	Financial Engines Inc.	10,192,651
153,100	LPL Financial Holdings, Inc.	7,117,619
99,650	Northern Trust Corp.	7,619,239
		38,600,753
	Diversified Financial Services - 8.36%
143,685	CME Group Inc.	13,371,326
105,810	MarketAxess Holdings, Inc.	9,815,994
124,510	Moody's Corp.	13,442,100
174,290	MSCI, Inc.	10,727,549
		47,356,969
	Total Financials (Cost $50,234,706)	85,957,722

	Health Care - 11.87%
	Health Care Equipment & Supplies - 2.92%
136,015	Align Technology, Inc. (a)	8,529,500
94,800	Varian Medical Systems, Inc. (a)	7,994,484
		16,523,984
	Health Care Technology - 1.41%
115,805	Cerner Corp. (a)	7,997,493

	Life Sciences Tools & Services - 2.50%
79,925	Bio-Techne Corp.	7,870,215
28,725	Illumina, Inc. (a)	6,272,391
		14,142,606
	Pharmaceuticals - 5.04%
213,775	Hospira, Inc. (a)	18,963,980
52,015	Perrigo Co. PLC (b)	9,613,933
		28,577,913
	Total Health Care (Cost $43,002,806)	67,241,996

	Industrials - 16.95%
	Construction & Engineering - 1.68%
330,270	Quanta Services, Inc. (a)	9,518,381

	Electrical Equipment - 1.62%
50,922	Acuity Brands, Inc.	9,164,942

	Machinery - 2.78%
237,925	Chart Industries, Inc. (a)	8,505,819
107,585	Proto Labs, Inc. (a)	7,259,836
		15,765,655

	Professional Services - 6.06%
175,450	The Advisory Board Co. (a)	9,591,851
157,445	Nielsen NV. (b)	7,048,813
59,030	Towers Watson & Co. - Class A	7,425,974
141,210	Verisk Analytics, Inc - Class A (a)	10,274,440
		34,341,078
	Road & Rail - 3.12%
112,825	Genesee & Wyoming Inc. - Class A (a)	8,595,008
99,375	Kansas City Southern	9,063,000
		17,658,008
	Trading Companies & Distributors - 1.69%
137,300	MSC Industrial Direct Co., Inc. - Class A	9,579,421
	Total Industrials (Cost $86,580,696)	96,027,485

	Information Technology - 14.64%
	Communications Equipment - 1.47%
69,400	F5 Networks, Inc. (a)	8,352,290

	Electronic Equipment, Instruments & Components - 1.19%
228,250	National Instruments Corp.	6,724,245

	Internet Software & Services - 3.26%
131,005	Akamai Technologies, Inc. (a)	9,146,769
300,090	HomeAway Inc. (a)	9,338,801
		18,485,570
	Software - 8.72%
70,140	ANSYS, Inc. (a)	6,399,574
108,465	Aspen Technology, Inc. (a)	4,940,581
167,670	CommVault Systems, Inc. (a)	7,110,885
142,295	Fortinet Inc. (a)	5,881,052
300,530	RealPage, Inc. (a)	5,731,107
118,840	Red Hat, Inc. (a)	9,023,521
230,890	Solera Holdings Inc.	10,288,458
		49,375,178
	Total Information Technology (Cost $61,570,916)	82,937,283

	Materials - 1.46%
	Chemicals - 1.46%
157,445	FMC Corp.	8,273,735
	Total Materials (Cost $4,553,711)	8,273,735

	TOTAL COMMON STOCKS (Cost $348,771,208)	509,621,260

	REITS - 2.12%
	Financials - 2.12%
	Real Estate Investment Trusts (REITs) - 2.12%
47,330	Equinix Inc.	12,021,820
	Total Financials (Cost $7,916,434)	12,021,820

	TOTAL REITS (Cost $7,916,434)	12,021,820

		SHORT TERM INVESTMENTS - 11.90%
		Investment Companies - 11.90%
56,362,224		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	56,362,224
11,085,031		The STIT-Treasury Portfolio - 0.01% (c)	11,085,031
		Total Investment Companies	67,447,255

		TOTAL SHORT TERM INVESTMENTS (Cost $67,447,255)	67,447,255

		Total Investments (Cost ($424,134,897) - 103.97%	589,090,335
		Liabilities in Excess of Other Assets - (3.97)%	(22,478,972)
		TOTAL NET ASSETS - 100.00%	$566,611,363

		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $31,948,650 (5.64% of net assets) at June 30, 2015.
	(c)	7-day yield
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

		Cost of investments	424,134,897
		Gross unrealized appreciation	177,433,209
		Gross unrealized depreciation	(12,477,771)
		Net unrealized appreciation	164,955,438

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 97.08%
	Consumer Discretionary - 19.82%
	Auto Components - 2.42%
313,260	Dorman Products, Inc. (a)	14,929,972
2,082,693	Gentex Corp.	34,197,819
11,720	Gentherm Inc. (a)	643,545
		49,771,336
	Hotels, Restaurants & Leisure - 3.52%
511,055	Dave & Buster's Entertainment, Inc. (a)	18,443,975
393,645	Fiesta Restaurant Group, Inc. (a)	19,682,250
1,183,575	Sonic Corp.	34,086,960
		72,213,185
	Internet Software & Services - 0.98%
1,296,030	Pandora Media Inc. (a)	20,140,306

	Media - 3.52%
2,333,085	The New York Times Co. - Class A	31,846,610
579,395	Rentrak Corp. (a)	40,441,771
		72,288,381
	Specialty Retail - 4.25%
596,140	Hibbett Sports Inc. (a)	27,768,201
216,490	Mattress Firm Holding Corp. (a)	13,195,066
475,005	Restoration Hardware Holdings Inc. (a)	46,374,738
		87,338,005
	Textiles, Apparel & Luxury Goods - 5.13%
425,760	Deckers Outdoor Corp. (a)	30,641,947
593,412	Oxford Industries, Inc.	51,893,880
1,108,325	Tumi Holdings Inc. (a)	22,742,829
		105,278,656
	Total Consumer Discretionary (Cost $308,085,191)	407,029,869

	Consumer Staples - 3.28%
	Beverages - 1.93%
170,539	The Boston Beer Co, Inc. - Class A (a)	39,563,343

	Food & Staples Retailing - 1.35%
436,820	United Natural Foods, Inc. (a)	27,816,697
	Total Consumer Staples (Cost $62,951,988)	67,380,040

	Energy - 0.61%
	Energy Equipment & Services - 0.61%
407,995	RigNet Inc. (a)	12,472,407
	Total Energy (Cost $14,311,876)	12,472,407

	Financials - 14.73%
	Capital Markets - 9.06%
1,379,405	Financial Engines Inc. (c)	58,597,124
956,075	Stifel Financial Corp. (a)	55,203,771
3,293,015	WisdomTree Investments, Inc.	72,331,075
		186,131,970
	Diversified Financial Services - 3.26%
720,881	MarketAxess Holdings, Inc.	66,876,130

	Real Estate Management & Development - 2.41%
746,300	Colliers International Group, Inc. (b)(c)	28,717,624
746,300	FirstService Corp. (b)	20,724,751
		49,442,375
	Total Financials (Cost $103,208,024)	302,450,475

	Health Care - 17.16%
	Biotechnology - 1.04%
283,900	KYTHERA Biopharmaceuticals, Inc. (a)	21,380,509

	Health Care Equipment & Supplies - 3.99%
2,095,600	Accuray Inc. (a)	14,124,344
526,174	Align Technology, Inc. (a)	32,996,372
749,455	Endologix, Inc. (a)	11,496,640
434,390	Nevro Corp. (a)	23,348,462
		81,965,818
	Health Care Providers & Services - 0.09%
44,385	ExamWorks Group, Inc. (a)	1,735,453

	Health Care Technology - 4.19%
270,965	athenahealth Inc. (a)	31,047,170
1,012,875	Medidata Solutions, Inc. (a)	55,019,370
		86,066,540
	Life Sciences Tools & Services - 3.63%
377,650	Bio-Techne Corp.	37,187,195
556,252	ICON PLC. (a)(b)	37,435,760
		74,622,955
	Pharmaceuticals - 4.22%
776,385	Akorn, Inc. (a)	33,896,969
762,835	Impax Laboratories, Inc. (a)	35,029,383
616,760	The Medicines Co. (a)	17,645,504
		86,571,856
	Total Health Care (Cost $205,953,487)	352,343,131

	Industrials - 15.42%
	Aerospace & Defense - 3.52%
882,995	DigitalGlobe Inc. (a)	24,538,431
959,960	Hexcel Corp.	47,748,410
		72,286,841
	Electrical Equipment - 0.32%
163,210	Generac Holdings, Inc. (a)	6,487,598

	Machinery - 3.04%
967,615	Chart Industries, Inc. (a)	34,592,236
412,220	Proto Labs, Inc. (a)	27,816,606
		62,408,842
	Professional Services - 7.33%
635,940	CEB, Inc.	55,364,936
282,030	Costar Group, Inc. (a)	56,761,358
950,329	WageWorks, Inc. (a)	38,440,808
		150,567,102
	Road & Rail - 1.21%
327,420	Genesee & Wyoming Inc. - Class A (a)	24,942,856
	Total Industrials (Cost $206,376,525)	316,693,239

	Information Technology - 24.69%
	Communications Equipment - 1.02%
998,670	Infinera Corp. (a)	20,952,097

	Internet Software & Services - 13.61%
383,880	Alarm.com Holdings, Inc (a)	5,904,075
806,897	comScore Inc. (a)	42,975,334
878,575	Cornerstone OnDemand, Inc. (a)	30,574,410
707,900	Envestnet, Inc. (a)	28,620,397
577,460	GoDaddy, Inc. (a)	16,278,597
1,203,340	HomeAway Inc. (a)	37,447,941
2,539,988	Internap Network Services Corp. (a)(c)	23,494,889
1,050,340	LogMeIn, Inc. (a)(c)	67,736,427
377,590	Marketo, Inc. (a)	10,595,175
240,915	SPS Commerce Inc. (a)	15,852,207
		279,479,452
	IT Services - 1.54%
1,145,916	InterXion Holding NV (a)(b)	31,684,577

	Semiconductors & Semiconductor Equipment - 0.68%
700,083	Semtech Corp. (a)	13,896,647

	Software - 7.84%
1,978,813	ACI Worldwide, Inc. (a)	48,619,435
1,035,875	BroadSoft Inc. (a)	35,810,199
1,191,785	RealPage, Inc. (a)(c)	22,727,340
327,265	The Ultimate Software Group, Inc. (a)	53,782,730
		160,939,704
	Total Information Technology (Cost $355,220,471)	506,952,477

	Telecommunication Services - 1.37%
	Diversified Telecommunication Services - 1.37%
833,330	Cogent Communications Holdings Inc.	28,199,887
	Total Telecommunication Services (Cost $28,116,392)	28,199,887

	TOTAL COMMON STOCKS (Cost $1,284,223,954)	1,993,521,525

		SHORT TERM INVESTMENT - 1.69%
		Investment Company - 1.69%
34,608,759		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	34,608,759
		Total Investment Company	34,608,759

		TOTAL SHORT TERM INVESTMENT (Cost $34,608,759)	34,608,759

		Total Investments (Cost ($1,318,832,713) - 98.77%	2,028,130,284
		Other Assets in Excess of Liabilities - 1.23%	25,154,453
		TOTAL NET ASSETS - 100.00%	$2,053,284,737

		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $118,562,712 (5.77% of net assets) at June 30, 2015.
	(c)	A portion of these securities is deemed illiquid. Total value of the illiquid portion of these security amounted to $37,820,602 (1.84% of net assets) at June 30, 2015.
	(d)	7-day yield
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

		Cost of investments	1,318,832,713
		Gross unrealized appreciation	776,865,553
		Gross unrealized depreciation	(67,567,982)
		Net unrealized appreciation	709,297,571

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds. A summary of affiliated transactions for the Buffalo Small Cap Fund which was an affiliate during the period ended June 30, 2015 is as follows:

Buffalo Small Cap Fund

		Oxford
	LogMeIn, Inc.	Industries, Inc.	Total

March 31, 2015
Balance
Shares	1,920,170	1,077,992	-
Cost	$55,307,479	$30,541,776	$85,849,255

Gross Additions
Shares	-	-	-
Cost	$-	$-	$-

Gross Deductions
Shares	869,830	484,580	$1,354,410
Cost	$28,818,168	$19,657,784	$48,475,952

June 30, 2015
Balance
Shares	-	-	-
Cost	$-	$-	$-

Realized gain (loss)	$23,284,808	$17,604,594	$40,889,402

Investment income	$-	$219,979	$219,979

* As a result of the Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer's outstanding securities).

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Funds that has maintained any positions in derivative instruments or engaged in hedging activities during the year ended June 30, 2015.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2015 were as follows:

Buffalo Flexible Income Fund
	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2015 . . . . . . . . . . . . . . . . . . . . . .	14,697	820,912
Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,680	295,858
Options exercised. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,029)	(108,391)
Options expired. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12,607)	(538,399)
Outstanding, June 30, 2015 . . . . . . . . . . . . . . . . . . . . . .	5,741	469,980

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilitiesas of June 30, 2015:
Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$165,758

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2015:
Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$538,399

	Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$162,993

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$165,758	$-	$165,758	$165,758	$-	$-
	$165,758	$-	$165,758	$165,758	$-	$-

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of June 30, 2015, the Buffalo High Yield Fund and Buffalo International Fund each held one fair valued security, with a market value of $0 or 0.00% and $1,666,699 or 0.64% of total net assets, respectively. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at June 30, 2015

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 820, Fair Value Measurements “ASC 820”, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9—Foreign Investment Risk, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2015. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$762,405,653	-		-	$762,405,653
REITS	11,630,406	-		-	11,630,406
Short Term Investment	53,092,773	-		-	53,092,773
Total*	$827,128,832	-		-	$827,128,832

Buffalo Dividend Focus Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$34,427,704	-		-	$34,427,704
Short Term Investment	1,947,414	-		-	1,947,414
Total*	$36,375,118	-		-	$36,375,118
		(	)

Buffalo Emerging Opportunities Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$212,006,705	-		-	$212,006,705
Short Term Investment	6,508,217	-		-	6,508,217
Total*	$218,514,922	-		-	$218,514,922

Buffalo Flexible Income Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$882,719,906	-		-	$882,719,906
REITS	20,122,550	-		-	20,122,550
Convertible Bonds	-	80,874,516		-	80,874,516
Corporate Bonds	-	230,308,952		-	230,308,952
Bank Loans	-	4,661,270		-	4,661,270
Short Term Investments	33,019,269	-		-	33,019,269
Total*	$935,861,725	315,844,738		-	$1,251,706,463
Written Options	$(57,183)	(108,575)		-	$(165,758)

Buffalo Growth Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$421,082,615	-		-	$421,082,615
REITS	6,846,824	-		-	6,846,824
Short Term Investment	19,117,263	-		-	19,117,263
Total*	447,046,702	-		-	447,046,702

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,215,262	-	-	$15,215,262
Preferred Stock	-	2,417,500	-	2,417,500
Convertible Bonds	-	42,772,894	-	42,772,894
Corporate Bonds	-	172,009,858	-	172,009,858
Bank Loan	-	5,397,580	-	5,397,580
Short Term Investment	16,606,025	-	-	16,606,025
Total*	$31,821,287	222,597,832	-	$254,419,119

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$234,311,653	-	1,666,699	$235,978,352
ETF	1,231,800	-	-	1,231,800
Short Term Investments	28,004,030	-	-	28,004,030
Total*	$263,547,483	-	1,666,699	$265,214,182

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$43,507,317	-	-	$43,507,317
REITS	1,037,082	-	-	1,037,082
Short Term Investment	1,228,826	-	-	1,228,826
Total*	$45,773,225	-	-	$45,773,225

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$509,621,260	-	-	$509,621,260
REITS	12,021,820	-	-	12,021,820
Short Term Investments	67,447,255	-	-	67,447,255
Total*	$589,090,335	-	-	$589,090,335

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,993,521,525	-	-	$1,993,521,525
Short Term Investment	34,608,759	-	-	34,608,759
Total*	$2,028,130,284	-	-	$2,028,130,284

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2015:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2015
Fair Value as of 3/31/2015**	$-
Fair Value as of 6/30/2015**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2015. There was no change in value in the investment(s) during the period ended June 30, 2015.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2015:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2015
Fair Value as of 3/31/2015	$1,279,885
Total unrealized losses included in earnings	(741,129)
Transfer into Level 3***	1,127,943
Fair Value as of 6/30/2015	$1,666,699

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(741,129)

*** The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo International Fund had transfers from Level 2 into Level 1. The market value of the security was $237,800,251. The transfer into Level 1 was due the securities being priced using the regular price provided by the pricing service on June 30, 2015. The Buffalo International Fund had transfers from Level 1 into Level 3. The market value of the security was $1,127,943. The transfer into Level 3 was due the securities being priced using the fair valuation price provided by the Valuation Committee on June 30, 2015. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By    /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date     August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By    /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date     August 18, 2015